
                       SECURITIES AND EXCHANGE COMMISSION
                                   FORM 13F-E


Report for the Calendar Year or Quarter Ended:    12/31/95


Institutional Investment Manager:

VOYAGEUR FUND MANAGERS, INC.
90 SOUTH SEVENTH STREET
SUITE 4400
MINNEAPOLIS                                       MN            55402-4115


I REPRESENT THAT I AM AUTHORIZED TO SUBMIT THIS FORM AND THAT ALL INFORMATION IN
THIS  FORM  AND THE  ATTACHMENTS  TO IT IS  TRUE,  CORRECT  AND  COMPLETE  AND I
UNDERSTAND THAT ALL REQUIRED ITEMS,  STATEMENTS AND SCHEDULES ARE INTEGRAL PARTS
OF THIS  FORM AND THAT  THE  SUBMISSION  OF ANY  AMENDMENT  REPRESENTS  THAT ALL
UNAMENDED ITEMS,  STATEMENTS AND SCHEDULES REMAIN TRUE,  CORRECT AND COMPLETE AS
PREVIOUSLY SUBMITTED.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXHCANGE ACT OF 1934.


Name, Title and Telephone Number of Person Submitting Report:

    TED JESSEN                     VICE PRESIDENT               612-376-7015


Signature, Place and Date of Signing:

/s/ TED JESSEN                     MINNEAPOLIS                  MN    02/14/96

























                                                           VALUE    SHARES/ SH/ PUT/ INVSTMT            -----VOTING AUTHORITY-----
NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (x$1000)  PRN AMT PRN CALL DSCRETN -MANAGERS-      SOLE   SHARED    NONE

llard Department Store    Common Stock  254063100  4,796,550.00   168,300   x                             35,800    --     132,500
sney Walt Co              Common Stock  254687106  1,833,956.25    31,150   x                             29,850    --       1,300
llar General              Common Stock  256669102          0.00         0   x                                  0    --           0
C Communications
REPORT SUMMARY                  4 DATA RECORDS                   0            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED